RELATED PARTY TRANSACTIONS (Details) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 10, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022	Mar. 03, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party		$ 200,000	$ 200,000
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note					$ 200,000
Promissory Note with Related Party | Initial Public Offering
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party	$ 200,000
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Outstanding balance of related party note			0	$ 0
Loan conversion agreement warrant			$ 0			$ 0